Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 46,506	$ 36,966	$ 131,559	$ 103,957
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	43,588	34,279	123,278	95,323
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,918	$ 2,687	$ 8,281	$ 8,634